Investments in Joint Ventures and Associates - Schedule of Investments in Joint Ventures and Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Beginning balance	€ 1,983	€ 1,745
Additions	254	151
Disposals	(105)	(1)
Share in net income	184	214	€ 210
Share in changes in equity (note 30.6)	12	8
Impairment losses	(4)
Dividend	(94)	(120)
Net exchange difference	(7)	2
Transfer (to)/from other headings	(836)
Other	(11)	(16)
Ending balance	1,376	1,983	1,745
At January 1	363	327
Additions	59	39
Disposals	(5)
Share in net income	111	12	6
Share in changes in equity (note 30.6)	7	4
Impairment losses	(20)	(7)
Dividends	(44)	(10)
Net exchange difference	(28)	(1)
Transfer (to)/from other headings	818
Other	1
At December 31	€ 1,264	€ 363	€ 327